per share amounts	12 Months Ended
Dec. 31, 2019
per share amounts
per share amounts

12   per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period (see Note 28(b)). Diluted net income per Common Share is calculated to give effect to share option awards and restricted share units.

The denominators of the basic and diluted per share computations were result-equal, and the net income was equal to diluted net income, for all periods presented.

For the year ended December 31, 2019, no outstanding equity-settled restricted share unit awards were excluded in the computation of diluted income per Common Share. For the years ended December 31, 2019 and 2018, no outstanding TELUS Corporation share option awards were excluded in the calculation of diluted net income per Common Share; as at December 31, 2019, no TELUS Corporation share option awards were outstanding (see Note 14(d)).